Current assets and liabilities - Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories
Raw materials	€ 29,455	€ 25,901
Work-in-progress	1,667	4,989
Total inventories	31,122	30,890
Inventories recognized as an expense	45,069	54,987
Accumulated impairment
Inventories
Total inventories	€ (2,043)	€ (2,573)